Other receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Non-Current
Tax credits		$ 11,408	$ 18,567
Trust funds		72,333	90,093
Prepaid expenses		229	228
Other	[1]	5,992	11,066
Other non current receivables		89,962	119,954
Current
Tax credits		30,207	60,483
Guarantee deposit		8,014	8,658
Receivables from related parties (Note 27)		9,508	9,269
Prepaid expenses		3,358	4,453
Government grants to receive		18,035	0
Other		10,428	18,813
Other current receivables		$ 79,550	$ 101,676

[1]	Mainly includes receivable for the additional Municipal tax on passenger boarding fees of Toscana Aeroporti S.p.A. for a total amount of USD 3,076 as of December 31,2020 (USD 8,934 as of December 31,2019).